FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 3,528	$ 4,915
Fair value	$ (45,122)	$ (41,511)
Cash flow hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,958	4,933
Fair value	$ 1	$ 0
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.30%	2.50%
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.50%	5.80%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,692	502
Fair value	$ 19
Fair value		$ (6)
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.70%	1.50%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.20%	2.20%
Cash flow hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	452	37
Rates	1.30%	2.50%
Fair value	$ 0	$ 0
Cash flow hedges | Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	71	85
Rates	1.50%
Fair value	$ 1	$ 2
Cash flow hedges | Interest rate swaps of £ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Cash flow hedges | Interest rate swaps of £ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.50%
Cash flow hedges | Interest rate swaps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		146
Fair value		$ (4)
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		0.30%
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.40%
Cash flow hedges | Interest rate swaps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	50	44
Rates		3.70%
Fair value	$ 1	$ 0
Cash flow hedges | Interest rate swaps of C$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.70%
Cash flow hedges | Interest rate swaps of C$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.30%
Cash flow hedges | Interest rate swaps of A$ BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional		65
Rates		1.90%
Fair value		$ (1)
Cash flow hedges | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	100	300
Rates	4.00%
Fair value	$ (13)	$ (34)
Cash flow hedges | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		3.70%
Cash flow hedges | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.00%